Organization and Description of Business	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Mega Fortune Company Limited (“Mega Fortune”) is a company incorporated in the Cayman Islands with limited liability on January 3, 2024, with a share capital of US$10. It is a parent holding company with no operations.

Ponte Fides Company Limited (“Ponte Fides”), a wholly-owned subsidiary of Mega Fortune, is a company incorporated in the British Virgin Islands with limited liability on February 6, 2024. Ponte Fides has a share capital of US$1,000 and is an investment holding company with no operations.

QBS System Limited (“QBS System”), a wholly-owned subsidiary of Ponte Fides, is a company incorporated in Hong Kong with limited liability on April 14, 2011, with a share capital of HK$100 (approximately $13). QBS System is engaged in provision of Internet of Things (“IoT”) solutions and services.

QBS System Pty Ltd (“QBS Pty”), a wholly-owned subsidiary of QBS System, is an Australia proprietary company limited by shares incorporated on May 8, 2020, with a share capital of AUD10,000 (approximately $6,543). QBS Pty is engaged in no significant business activities and generated no revenue. On July 8, 2024, QBS Pty was sold to Mr. Wong Ka Ki, a related party of the Company, nature of the relationship is detailed in the Note 15.

Mega Fortune together with its subsidiaries (collectively, “the Company”) is primarily engaged in providing full-range of IoT solutions and services comprising development and implementation, support and maintenance. The Company primarily generates service income from the engagement of these full range IoT services as well as generates trading income by selling hardware and IoT-related products to its customers.

The Company completed its initial public offering on the NASDAQ on July 16, 2025, issuing 3,750,000 ordinary shares at a price of $4.00 per share. On July 17, 2025, the initial public offering closed with gross proceeds totaling $15,000,000, before deducting underwriting discounts and offering expenses.   The ordinary shares began trading on July 16, 2025 on The Nasdaq Capital Market and commenced trading under the trading symbol “MGRT”. In addition, pursuant to the underwriting agreement with the underwriter dated July 15, 2025, it granted the underwriter a 45-day option to purchase up to an additional 562,500 ordinary shares at the public offering price of $4.00 per share, less underwriting discounts, to cover any over-allotment. The underwriter did not exercise the over-allotment option.

The following is an organization chart of the Company and its subsidiaries:

As of September 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Place of Incorporation	Date of Incorporation	Ownership %	Principal activity
Ponte Fides Company Limited	British Virgin Islands	February 6, 2024	100	Investment holding
QBS System Limited	Hong Kong	April 14, 2011	100	Provision of Internet of Things (“IoT”) solutions and services

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

1. Organization and Description of Business (Continued)

Reorganization

Reorganization of the legal structure of the Company (“Reorganization”) has been completed on April 29, 2024 by carrying out a sequence of contemplated transactions, where the Mega Fortune becomes the holding company of all entities discussed above.

Immediately before the Reorganization, QBS System was wholly owned by Flywheel Advanced Technology, Inc. (“FWFW”), a company incorporated in the state of Nevada and is being traded on OTCQB under the symbol of “FWFW”. QBS System functions as the major operational entity for FWFW. Mega Fortune, incorporated on January 3, 2024 by registered agent, was established with the sole purpose of acting as holding company of the Company. On January 30, 2024, 100% ownership of Mega Fortune, was transferred from the registered agent to FWFW. Mega Fortune had not engaged in any business activities before the transfer. Subsequently on February 6, 2024, Ponte Fides was established with 100% of its shares held by Mega Fortune. On April 29, 2024, FWFW transferred 100% ownership interest in QBS System to the Ponte Fides, a wholly owned subsidiary of Mega Fortune which was also a wholly owned subsidiary of FWFW.

Immediately before and after the Reorganization, Mega Fortune, Ponte Fides, QBS System and QBS Pty remained under the complete ownership of FWFW and were under the control of the same group of shareholders. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50. On July 8, 2024, QBS Pty was sold to Mr. Wong Ka Ki, a related party of the Company, nature of the relationship is detailed in the Note 15.

The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 13. The ordinary shares of the Company are presented on a retroactive basis to reflect the share split completed on October 23, 2024.